EXCHANGE LISTED FUNDS TRUST

ARMOR EMERGING MARKETS EQUITY INDEX ETF

ARMOR INTERNATIONAL EQUITY INDEX ETF

Supplement dated February 14, 2020 to the

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Prospectus, and SAI for the Armor Emerging Markets Equity Index ETF and Armor International Equity Index ETF (together, the “Funds”) and should be read in conjunction with those documents.

Shares of the Funds are not currently available for purchase on the secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.